UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22461

Morgan Creek Global Equity Long/Short Institutional Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s Telephone Number, including area code  (919) 933-4004

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Registrant invests substantially all of its assets in Global Equity Long/Short Master Fund (CIK 0001499859, Investment Company Act file number 811-22459, the “Master Fund”). As of June 30, 2014, the Registrant invested $13,507,710 in the Master Fund, representing 99.68% of the Registrant’s net assets (offset by approximately 0.32% of net assets and other liabilities), and representing 17.67% of the Master Fund’s net assets. The Master Fund has included a schedule of investments as of June 30, 2014, in its filing on Form N-Q made with the Securities and Exchange Commission on August 25, 2014.

Investment in the Master Fund

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in the Master Fund. The Fund records its investment in the Master Fund at fair value which is based on the shares held by the Fund and the Master Fund’s net asset value per share as of June 30, 2014. The Fund’s investment in the Master Fund would be considered level 3 as defined under fair valuation accounting standards.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Global Equity Long/Short Institutional Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	August 25, 2014

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 25, 2014